Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Provision for Income Taxes
The provision for income taxes in the consolidated statements of operations represents an effective tax rate different than the Canadian enacted statutory rate of 26.5% (2017 - 26.5%). The differences are as follows:

	2018	2017
Expected income tax expense at Canadian statutory rate	$35,102	$46,410
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(34,165)	(20,987)
Net loss from investment in Atlantica	25,870	—
Base Erosion Anti-Abuse Tax	6,101	—
Non-controlling interests share of income	29,637	18,979
Allowance for equity funds used during construction	(719)	(799)
Capital gain rate differential	722	(687)
Goodwill divestiture and permanent basis differences associated with Mountain Water condemnation	58	5,489
Non-deductible acquisition costs	4,267	13,660
Change in valuation allowance	1,160	(974)
Tax credits	(1,419)	(6,288)
Adjustment relating to prior periods	3,673	(31)
U.S. Tax reform and related deferred tax adjustments	(18,363)	17,112
Other	1,448	1,543
Income tax expense	$53,372	$73,427

Income (Loss) Before Taxes	For the years ended December 31, 2018 and 2017, earnings before income taxes consist of the following:

	2018	2017
Canada	$(109,537)	$(2,711)
U.S.	241,998	177,843
	$132,461	$175,132

Income Tax Expenses (Recovery) Attributable to Income (Loss)
Income tax expense (recovery) attributable to income (loss) consists of:

	Current	Deferred	Total
Year ended December 31, 2018
Canada	$2,872	$(14,197)	$(11,325)
United States	8,475	56,222	64,697
	$11,347	$42,025	$53,372
Year ended December 31, 2017
Canada	$3,296	$(14,168)	$(10,872)
United States	4,221	80,078	84,299
	$7,517	$65,910	$73,427

Tax Effect of Temporary Difference Between Assets and Liability
The tax effect of temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2018 and 2017 are presented below:

	2018	2017
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$329,099	$328,679
Pension and OPEB	48,586	43,638
Acquisition-related costs	1,420	1,601
Environmental obligation	14,790	14,803
Reserves and other non-deductible costs	20,517	30,652
Regulatory liabilities	161,560	154,597
Financial derivatives	12,831	7,607
Other	10,425	16,384
Total deferred income tax assets	599,228	597,961
Less valuation allowance	(28,018)	(19,951)
Total deferred tax assets	571,210	578,010
Deferred tax liabilities:
Property, plant and equipment	(653,962)	(668,083)
Intangible assets	(7,247)	(7,157)
Outside basis in partnership	(167,659)	(125,519)
Regulatory accounts	(113,758)	(114,062)
Financial derivatives	—	(980)
Other	(314)	—
Total deferred tax liabilities	(942,940)	(915,801)
Net deferred tax liabilities	$(371,730)	$(337,791)
Consolidated Balance Sheets Classification:
Deferred tax assets	$72,415	$61,357
Deferred tax liabilities	(444,145)	(399,148)
Net deferred tax liabilities	$(371,730)	$(337,791)

Non Capital Losses Carry Forwards
As of December 31, 2018, the Company had non-capital losses carried forward available to reduce future year’s taxable income, which expire as follows:

Year of expiry	Non-capital loss carryforwards
2020 and onwards	$925,439